Condensed Financial Information of the Parent Company - Schedule of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 268,833	$ 38,977	¥ 630,227	¥ 2,206,909
Net cash provided by investing activities	(1,553,228)	(225,197)	1,994,845	1,041,496
Net cash provided by (used in) financing activities	(795,856)	(115,388)	(239,800)	(3,091,279)
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(36,357)	(5,271)	(45,587)	(6,282)
Collection of loans from Group companies	455,144	65,990	846,737	557,936
Cash paid as loans extended to Group companies	(402,570)	(58,367)	(238,254)	0
Other investing activities	(48,275)	(6,999)
Net cash provided by investing activities	4,299	624	608,483	557,936
Repayment of loans to Group companies	(487,333)	(70,657)	(839,719)	0
Cash received as loans from Group companies	1,240,317	179,829	603,955	0
Other financing activities	(702,674)	(101,878)	(310,221)	(636,936)
Net cash provided by (used in) financing activities	50,310	7,294	(545,985)	(636,936)
Parent Company [Member] | Third party revenues [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (36,357)	$ (5,271)	¥ (45,587)	¥ (6,282)